DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING - Summary of Cash Flow Hedge Movement with Impact on Other Comprehensive Income Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in the fair value of options
(Loss) gain on hedge reserve	$ (1.1)	$ 0.0	$ 7.4
(Loss) gain cost of hedging reserve	6.4	(17.6)	1.6
Net balance in other comprehensive income	5.3	(17.6)	9.0
Deferred tax	(1.8)	6.0	0.0
Reclassification to profit or loss
Fair value	17.6	(8.9)	(2.5)
Deferred tax	(6.0)	0.0
Other reclassifications	0.0	(4.2)	0.8
Total movements in other comprehensive income	$ 15.1	$ (24.7)	$ 7.3